UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 2-11444

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of February 29, 2012

		Market
		Value
	Shares	($000)
Common Stocks (64.9%)
Consumer Discretionary (5.8%)
Comcast Corp. Class A	27,636,700	811,966
Walt Disney Co.	12,920,900	542,549
Target Corp.	8,325,500	471,973
Time Warner Inc.	10,017,900	372,766
Johnson Controls Inc.	10,377,200	338,608
Lowe's Cos. Inc.	11,494,200	326,205
Ford Motor Co.	26,059,660	322,618
Staples Inc.	10,153,000	148,843
Home Depot Inc.	2,652,400	126,175
		3,461,703
Consumer Staples (5.3%)
Procter & Gamble Co.	9,012,475	608,522
PepsiCo Inc.	8,969,900	564,566
Philip Morris International Inc.	6,536,700	545,945
Anheuser-Busch InBev NV	5,693,949	382,527
CVS Caremark Corp.	7,750,600	349,552
Unilever NV	8,927,500	297,375
Coca-Cola Co.	3,547,700	247,842
Archer-Daniels-Midland Co.	6,134,700	191,403
		3,187,732
Energy (8.9%)
Exxon Mobil Corp.	16,638,864	1,439,262
Chevron Corp.	8,361,550	912,412
Anadarko Petroleum Corp.	7,737,300	650,862
Occidental Petroleum Corp.	4,340,700	453,039
Total SA ADR	7,190,390	403,165
Baker Hughes Inc.	7,666,600	385,477
BP plc ADR	6,340,000	298,994
BG Group plc	12,238,170	295,350
Encana Corp.	12,243,104	249,759
Cenovus Energy Inc.	3,523,704	136,720
Petroleo Brasileiro SA ADR	3,884,600	115,916
		5,340,956
Financials (11.2%)
Wells Fargo & Co.	36,494,517	1,141,914
JPMorgan Chase & Co.	21,414,476	840,304
ACE Ltd.	6,859,800	491,916
PNC Financial Services Group Inc.	7,702,800	458,471
MetLife Inc.	10,729,405	413,619
BlackRock Inc.	1,839,100	365,981
Standard Chartered plc	12,737,457	327,682
Prudential Financial Inc.	5,221,600	319,353
US Bancorp	9,503,600	279,406
Goldman Sachs Group Inc.	2,373,380	273,271
Chubb Corp.	3,959,800	269,108
Bank of America Corp.	28,889,500	230,249
* UBS AG	14,993,534	210,359
Barclays plc	46,421,189	179,758

Swiss Re AG	2,771,025	164,624
Mitsubishi UFJ Financial Group Inc.	29,809,900	154,061
HSBC Holdings plc ADR	3,084,900	137,031
Morgan Stanley	6,873,600	127,437
Marsh & McLennan Cos. Inc.	3,773,600	117,736
Hartford Financial Services Group Inc.	5,426,132	112,375
State Street Corp.	2,408,227	101,699
		6,716,354
Health Care (9.6%)
Pfizer Inc.	46,134,241	973,432
Merck & Co. Inc.	23,473,952	896,001
Eli Lilly & Co.	17,194,900	674,728
Johnson & Johnson	9,772,400	635,988
Medtronic Inc.	13,432,900	512,062
Cardinal Health Inc.	9,506,200	394,983
AstraZeneca plc ADR	7,681,900	344,841
Teva Pharmaceutical Industries Ltd. ADR	6,942,200	311,080
UnitedHealth Group Inc.	4,796,400	267,399
Roche Holding AG	1,473,172	256,412
Bristol-Myers Squibb Co.	7,438,600	239,300
* Celgene Corp.	1,871,700	137,242
* Gilead Sciences Inc.	2,344,300	106,666
		5,750,134
Industrials (7.5%)
General Electric Co.	29,557,200	563,065
United Parcel Service Inc. Class B	7,035,600	540,967
Honeywell International Inc.	7,636,700	454,918
Deere & Co.	4,739,100	393,014
Waste Management Inc.	10,935,400	382,520
FedEx Corp.	3,912,500	352,086
General Dynamics Corp.	4,602,300	337,026
Raytheon Co.	6,316,100	319,089
Siemens AG	3,153,935	314,340
Union Pacific Corp.	2,008,600	221,448
Schneider Electric SA	2,953,364	199,932
Lockheed Martin Corp.	1,561,800	138,079
Emerson Electric Co.	2,501,700	125,861
Vinci SA	2,275,847	118,193
		4,460,538
Information Technology (9.6%)
Microsoft Corp.	35,871,900	1,138,574
International Business Machines Corp.	4,712,800	927,149
Texas Instruments Inc.	15,162,400	505,666
QUALCOMM Inc.	7,348,000	456,899
* eBay Inc.	12,100,300	432,465
Intel Corp.	15,639,400	420,387
Cisco Systems Inc.	21,003,400	417,547
Accenture plc Class A	6,290,550	374,539
Oracle Corp.	12,583,600	368,322
Automatic Data Processing Inc.	5,735,800	311,569
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	13,102,885	190,254
SAP AG ADR	1,427,875	96,539
ASML Holding NV	1,803,700	82,158
		5,722,068
Materials (2.3%)
Dow Chemical Co.	15,528,400	520,357

Air Products & Chemicals Inc.	4,008,200	361,700
BASF SE	2,823,903	247,921
Kinross Gold Corp.	13,818,300	153,107
CRH plc ADR	4,443,500	95,002
		1,378,087
Telecommunication Services (2.2%)
AT&T Inc.	39,616,285	1,211,862
America Movil SAB de CV ADR	4,925,600	117,919
		1,329,781
Utilities (2.5%)
NextEra Energy Inc.	7,459,900	443,939
Dominion Resources Inc.	8,570,600	432,558
PG&E Corp.	7,342,000	306,014
Exelon Corp.	7,822,674	305,632
		1,488,143
Total Common Stocks (Cost $29,941,959)		38,835,496

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.9%)
U.S. Government Securities (3.0%)
	United States Treasury Note/Bond	0.250%	1/31/14	182,000	181,802
	United States Treasury Note/Bond	0.250%	9/15/14	31,000	30,884
	United States Treasury Note/Bond	1.500%	6/30/16	675,700	697,660
	United States Treasury Note/Bond	0.875%	1/31/17	90,000	90,098
	United States Treasury Note/Bond	2.750%	2/15/19	52,000	56,778
	United States Treasury Note/Bond	2.125%	8/15/21	21,000	21,414
	United States Treasury Note/Bond	2.000%	11/15/21	400,000	401,936
	United States Treasury Note/Bond	4.375%	5/15/41	80,000	100,562
	United States Treasury Note/Bond	3.125%	11/15/41	200,000	201,250
					1,782,384
Agency Notes (0.0%)
1	PNC Funding Corp.	2.300%	6/22/12	13,590	13,677
					13,677
Conventional Mortgage-Backed Securities (2.7%)
[2,3] Freddie Mac Gold Pool		4.000%	3/1/26–2/1/42	7,986	8,428
2,3,4 Freddie Mac Gold Pool		5.000%	1/1/23–3/1/42	1,463,849	1,578,457
2	Ginnie Mae I Pool	7.000% 11/15/31–11/15/33		6,770	7,862
2	Ginnie Mae I Pool	8.000%	6/15/17	30	30
					1,594,777
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3] Fannie Mae REMICS		3.500%	4/25/31	9,730	9,914
[2,3] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	18,581	20,052
[2,3] Freddie Mac REMICS		3.500%	3/15/31	5,760	5,872
[2,3] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	108,686	116,766
					152,604
Total U.S. Government and Agency Obligations (Cost $3,488,703)					3,543,442
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
2	Ally Auto Receivables Trust	1.350%	12/15/15	12,550	12,700
[2,5] Ally Master Owner Trust		2.880%	4/15/15	22,650	23,008
2	Ally Master Owner Trust	2.150%	1/15/16	48,866	49,578
2	AmeriCredit Automobile Receivables Trust	1.170%	1/8/16	10,765	10,757
[2,5] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	56,275	56,207
[2,5] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	12,000	12,161

2	Credit Suisse First Boston Mortgage
	Securities Corp.	4.597%	3/15/35	27,825	28,305
2	Credit Suisse First Boston Mortgage
	Securities Corp.	5.183%	11/15/36	4,708	4,772
2	Ford Credit Floorplan Master Owner Trust	1.500%	9/15/15	13,350	13,445
[2,6] Ford Credit Floorplan Master Owner Trust		2.120%	2/15/16	25,390	25,769
[2,5] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	16,270	17,645
2	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	30,861	30,934
2	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	15,640	16,181
2	GE Capital Credit Card Master Note Trust	3.800%	11/15/17	32,000	34,225
[2,5] Hertz Vehicle Financing LLC		4.260%	3/25/14	29,500	30,179
[2,5] Hertz Vehicle Financing LLC		2.200%	3/25/16	36,320	36,115
2	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.994%	7/12/35	35,374	36,007
[2,5] Marriott Vacation Club Owner Trust		5.362%	10/20/28	2,498	2,570
2	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	18,477	18,745
[2,5] Santander Consumer Acquired Receivables
	Trust	1.400%	10/15/14	24,176	24,657
[2,5] Santander Drive Auto Receivables Trust		1.830%	11/17/14	27,420	27,500
2	Santander Drive Auto Receivables Trust	2.350%	11/16/15	13,545	13,426
2	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	27,925	28,194
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $550,109)					553,080
Corporate Bonds (22.4%)
Finance (10.2%)
	Banking (7.3%)
	American Express Bank FSB	5.550%	10/17/12	50,000	51,424
	American Express Bank FSB	5.500%	4/16/13	15,000	15,744
	American Express Credit Corp.	5.875%	5/2/13	44,000	46,433
	American Express Credit Corp.	2.750%	9/15/15	10,000	10,403
5	ANZ National International Ltd.	2.375%	12/21/12	2,139	2,159
5	ANZ National International Ltd.	6.200%	7/19/13	18,960	20,057
	Bank of America Corp.	6.000%	9/1/17	84,725	89,947
	Bank of America Corp.	5.750%	12/1/17	30,000	31,671
	Bank of America Corp.	5.875%	1/5/21	25,000	26,415
	Bank of America Corp.	5.875%	2/7/42	9,965	9,885
	Bank of America NA	5.300%	3/15/17	68,000	68,919
	Bank of America NA	6.000%	10/15/36	30,000	29,459
	Bank of Montreal	2.500%	1/11/17	79,535	81,244
	Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	64,659
	Bank of Nova Scotia	3.400%	1/22/15	82,000	87,164
	Barclays Bank plc	2.375%	1/13/14	53,000	53,064
	Barclays Bank plc	5.000%	9/22/16	15,570	16,786
	BB&T Corp.	3.200%	3/15/16	34,000	36,097
	BB&T Corp.	4.900%	6/30/17	8,045	8,898
	BB&T Corp.	5.250%	11/1/19	8,000	8,825
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	10,185
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	19,908
	BNY Mellon NA	4.750%	12/15/14	4,750	5,116
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	56,000	57,177
	Capital One Bank USA NA	6.500%	6/13/13	20,705	21,843
	Capital One Financial Corp.	3.150%	7/15/16	10,000	10,215
	Capital One Financial Corp.	5.250%	2/21/17	3,580	3,851
	Citigroup Inc.	5.300%	10/17/12	11,165	11,383
	Citigroup Inc.	4.587%	12/15/15	23,975	25,385
	Citigroup Inc.	3.953%	6/15/16	41,322	42,769
	Citigroup Inc.	5.850%	8/2/16	30,000	32,789

Citigroup Inc.	4.450%	1/10/17	35,670	37,685
Citigroup Inc.	6.125%	11/21/17	64,960	72,601
Citigroup Inc.	6.125%	5/15/18	9,500	10,624
Citigroup Inc.	8.500%	5/22/19	34,000	42,222
Citigroup Inc.	5.375%	8/9/20	14,700	15,990
Citigroup Inc.	6.625%	6/15/32	45,000	47,225
Citigroup Inc.	6.125%	8/25/36	30,000	29,671
Citigroup Inc.	8.125%	7/15/39	8,325	11,116
Citigroup Inc.	5.875%	1/30/42	1,290	1,392
5 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands	3.200%	3/11/15	52,000	53,463
5 Credit Agricole SA/London	3.500%	4/13/15	50,000	49,376
Credit Suisse	5.000%	5/15/13	87,750	91,171
Credit Suisse	2.200%	1/14/14	41,000	41,308
Credit Suisse	5.500%	5/1/14	30,000	32,094
Credit Suisse	5.400%	1/14/20	40,000	40,147
Deutsche Bank AG/London	5.375%	10/12/12	41,245	42,272
Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	59,677
Golden West Financial Corp.	4.750%	10/1/12	10,000	10,230
Goldman Sachs Group Inc.	6.000%	5/1/14	40,000	42,991
Goldman Sachs Group Inc.	5.350%	1/15/16	70,000	74,241
Goldman Sachs Group Inc.	3.625%	2/7/16	7,111	7,109
Goldman Sachs Group Inc.	5.625%	1/15/17	40,000	42,207
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	47,345
Goldman Sachs Group Inc.	6.000%	6/15/20	5,000	5,307
Goldman Sachs Group Inc.	5.250%	7/27/21	12,665	12,626
Goldman Sachs Group Inc.	5.750%	1/24/22	8,665	9,042
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	48,669
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	43,766
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	36,362
5 HBOS plc	6.000%	11/1/33	48,880	35,573
5 HSBC Bank plc	2.000%	1/19/14	38,000	38,022
5 HSBC Bank plc	3.500%	6/28/15	17,937	18,773
5 HSBC Bank plc	4.750%	1/19/21	62,040	66,534
HSBC Bank USA NA	4.625%	4/1/14	19,710	20,834
HSBC Holdings plc	6.500%	5/2/36	25,000	27,630
HSBC Holdings plc	6.100%	1/14/42	54,000	63,865
5 ING Bank NV	2.650%	1/14/13	40,000	39,913
5 ING Bank NV	2.000%	10/18/13	40,000	39,486
5 ING Bank NV	3.750%	3/7/17	23,000	22,882
JPMorgan Chase & Co.	5.125%	9/15/14	50,000	53,567
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	43,139
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	66,218
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	12,152
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	59,034
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	105,718
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	19,167
2 JPMorgan Chase & Co.	7.900%	12/29/49	31,521	34,082
Mellon Funding Corp.	5.000%	12/1/14	30,000	32,598
Merrill Lynch & Co. Inc.	6.050%	5/16/16	70,000	72,152
Merrill Lynch & Co. Inc.	6.400%	8/28/17	23,000	24,389
Merrill Lynch & Co. Inc.	6.875%	4/25/18	40,000	43,387
Morgan Stanley	6.750%	10/15/13	25,775	27,343
Morgan Stanley	7.070%	2/10/14	17,500	18,341
Morgan Stanley	4.750%	4/1/14	70,000	70,967
Morgan Stanley	6.000%	5/13/14	20,000	20,881
Morgan Stanley	6.000%	4/28/15	44,000	46,190

	Morgan Stanley	3.800%	4/29/16	14,470	14,046
	Morgan Stanley	5.450%	1/9/17	70,000	72,057
	Morgan Stanley	5.750%	1/25/21	79,825	79,104
	Morgan Stanley	6.250%	8/9/26	20,000	20,168
	National City Corp.	6.875%	5/15/19	13,950	16,197
5	Nordea Bank AB	2.125%	1/14/14	39,500	39,184
5	Nordea Bank AB	3.700%	11/13/14	22,880	23,704
	Northern Trust Co.	4.600%	2/1/13	5,925	6,131
	Northern Trust Corp.	5.200%	11/9/12	34,940	36,033
	Northern Trust Corp.	3.450%	11/4/20	9,000	9,418
	Paribas	6.950%	7/22/13	40,000	41,394
	PNC Bank NA	4.875%	9/21/17	50,000	53,901
2	PNC Financial Services Group Inc.	8.250%	5/31/49	44,000	45,760
5	Societe Generale SA	5.200%	4/15/21	66,815	65,012
5	Standard Chartered plc	3.850%	4/27/15	14,990	15,469
	State Street Corp.	5.375%	4/30/17	76,315	87,526
5	Svenska Handelsbanken AB	4.875%	6/10/14	56,000	58,899
	Toronto-Dominion Bank	1.375%	7/14/14	34,045	34,576
	UBS AG	3.875%	1/15/15	50,000	51,788
	UBS AG	5.875%	7/15/16	50,000	52,546
	UBS AG	4.875%	8/4/20	8,000	8,258
	US Bancorp	2.875%	11/20/14	32,000	33,557
	US Bank NA	6.300%	2/4/14	30,000	32,894
	Wachovia Bank NA	6.600%	1/15/38	60,000	72,035
	Wachovia Corp.	5.500%	5/1/13	35,000	36,831
	Wachovia Corp.	5.250%	8/1/14	2,900	3,133
	Wells Fargo & Co.	5.125%	9/1/12	10,000	10,217
	Wells Fargo & Co.	4.625%	4/15/14	15,000	15,814
	Wells Fargo & Co.	3.750%	10/1/14	28,000	29,768
	Wells Fargo & Co.	3.625%	4/15/15	2,200	2,354
	Wells Fargo & Co.	3.676%	6/15/16	19,000	20,362
	Wells Fargo & Co.	5.125%	9/15/16	25,000	27,779
	Wells Fargo & Co.	2.625%	12/15/16	53,000	54,521
	Wells Fargo & Co.	5.625%	12/11/17	31,150	36,034

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	12,799
	Charles Schwab Corp.	4.950%	6/1/14	14,750	16,034

	Finance Companies (0.6%)
	General Electric Capital Corp.	5.450%	1/15/13	31,585	32,896
	General Electric Capital Corp.	2.950%	5/9/16	25,000	26,201
	General Electric Capital Corp.	5.400%	2/15/17	20,000	22,880
	General Electric Capital Corp.	5.625%	9/15/17	20,000	23,038
	General Electric Capital Corp.	4.625%	1/7/21	117,000	125,266
	General Electric Capital Corp.	5.300%	2/11/21	30,850	34,005
	General Electric Capital Corp.	6.750%	3/15/32	30,000	35,985
	General Electric Capital Corp.	6.150%	8/7/37	37,800	42,586
[2,5] US Trade Funding Corp.		4.260%	11/15/14	6,525	6,816

	Insurance (1.7%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	26,922
	ACE INA Holdings Inc.	2.600%	11/23/15	11,000	11,403
	ACE INA Holdings Inc.	5.800%	3/15/18	40,360	48,641
	Aetna Inc.	6.500%	9/15/18	11,460	14,118
	Allstate Corp.	5.000%	8/15/14	10,000	10,835
2	Allstate Corp.	6.500%	5/15/57	20,000	19,600

2	Allstate Corp.	6.125%	5/15/67	30,000	29,250
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50,000	53,091
	Chubb Corp.	6.000%	5/11/37	50,000	62,790
	Cincinnati Financial Corp.	6.920%	5/15/28	9,800	11,061
5	Farmers Exchange Capital	7.050%	7/15/28	25,000	27,731
	Genworth Global Funding Trusts	5.750%	5/15/13	25,000	25,561
	Hartford Financial Services Group Inc.	4.625%	7/15/13	9,000	9,241
	Hartford Financial Services Group Inc.	4.750%	3/1/14	15,000	15,486
	Hartford Financial Services Group Inc.	6.000%	1/15/19	4,845	5,219
5	Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	47,715
5	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	36,913
5	MassMutual Global Funding II	2.875%	4/21/14	11,390	11,788
5	Metropolitan Life Global Funding I	5.125%	6/10/14	20,000	21,697
5	Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	58,155
5	New York Life Global Funding	5.250%	10/16/12	10,720	11,022
5	New York Life Global Funding	1.650%	5/15/17	44,000	43,821
5	New York Life Insurance Co.	5.875%	5/15/33	55,395	64,126
	Prudential Financial Inc.	5.150%	1/15/13	10,615	11,000
	Prudential Financial Inc.	4.750%	4/1/14	28,700	30,410
	Prudential Financial Inc.	5.100%	9/20/14	10,000	10,827
	Prudential Financial Inc.	3.000%	5/12/16	11,995	12,449
	Prudential Financial Inc.	4.500%	11/15/20	34,365	36,573
5	TIAA Global Markets Inc.	5.125%	10/10/12	46,100	47,395
	Torchmark Corp.	7.875%	5/15/23	45,000	54,981
	Travelers Cos. Inc.	5.800%	5/15/18	32,500	39,614
	UnitedHealth Group Inc.	6.000%	6/15/17	9,500	11,542
	UnitedHealth Group Inc.	6.000%	2/15/18	26,300	32,131
	UnitedHealth Group Inc.	3.875%	10/15/20	27,960	30,377
	WellPoint Inc.	4.350%	8/15/20	10,000	10,922

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	52,025	54,558

	Real Estate Investment Trusts (0.5%)
	Duke Realty LP	5.950%	2/15/17	3,075	3,427
	Duke Realty LP	6.500%	1/15/18	8,755	9,970
	HCP Inc.	3.750%	2/1/16	7,950	8,266
	Realty Income Corp.	6.750%	8/15/19	21,075	24,728
	Simon Property Group LP	5.100%	6/15/15	50,000	55,447
	Simon Property Group LP	6.100%	5/1/16	49,050	56,474
	Simon Property Group LP	6.125%	5/30/18	10,000	11,958
5	WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	64,150	70,256
5	WEA Finance LLC	7.125%	4/15/18	34,000	40,660
					6,095,767
Industrial (9.5%)
	Basic Industry (0.3%)
	BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	18,261
	EI du Pont de Nemours & Co.	2.750%	4/1/16	54,000	57,400
[2,5] Pacific Beacon LLC		5.379%	7/15/26	8,590	9,386
	Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	28,723
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	46,290
2	Rohm and Haas Holdings Ltd.	9.800%	4/15/20	6,375	7,656

	Capital Goods (0.8%)
	3M Co.	6.375%	2/15/28	30,000	39,546
	Boeing Co.	8.625%	11/15/31	9,460	14,271
	Caterpillar Inc.	3.900%	5/27/21	51,914	57,594

Caterpillar Inc.	7.300%	5/1/31	10,000	14,213
Deere & Co.	7.125%	3/3/31	17,500	24,090
General Dynamics Corp.	3.875%	7/15/21	14,925	16,379
General Electric Co.	5.250%	12/6/17	41,685	49,180
Honeywell International Inc.	4.250%	3/1/21	40,681	46,801
Raytheon Co.	1.625%	10/15/15	35,210	35,950
5 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	103,537
United Technologies Corp.	7.500%	9/15/29	19,230	26,921
United Technologies Corp.	6.050%	6/1/36	20,325	26,144
United Technologies Corp.	6.125%	7/15/38	45,000	59,400

Communication (2.1%)
AT&T Inc.	5.100%	9/15/14	40,160	44,422
AT&T Inc.	2.950%	5/15/16	23,655	25,171
AT&T Inc.	1.600%	2/15/17	38,000	38,086
AT&T Inc.	5.600%	5/15/18	44,000	52,837
AT&T Inc.	5.800%	2/15/19	10,000	12,070
AT&T Inc.	6.450%	6/15/34	73,115	89,020
AT&T Inc.	6.800%	5/15/36	11,305	14,305
AT&T Inc.	6.500%	9/1/37	9,675	12,225
BellSouth Corp.	5.200%	9/15/14	20,000	22,125
BellSouth Corp.	6.550%	6/15/34	32,225	38,148
BellSouth Corp.	6.000%	11/15/34	11,995	13,362
BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	33,020
CBS Corp.	4.300%	2/15/21	27,830	29,635
CBS Corp.	3.375%	3/1/22	15,680	15,541
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	28,000	30,456
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	21,000	29,332
Comcast Corp.	5.700%	5/15/18	20,000	23,523
5 Deutsche Telekom International Finance BV	2.250%	3/6/17	15,785	15,702
5 Deutsche Telekom International Finance BV	4.875%	3/6/42	27,715	27,317
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	7,665	7,999
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	31,150	32,991
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	22,464
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	24,640	29,614
Discovery Communications LLC	5.625%	8/15/19	10,635	12,539
Discovery Communications LLC	5.050%	6/1/20	8,365	9,621
France Telecom SA	4.375%	7/8/14	16,800	17,968
Grupo Televisa SAB	6.625%	1/15/40	25,090	29,663
NBCUniversal Media LLC	4.375%	4/1/21	23,900	26,212
News America Inc.	4.500%	2/15/21	14,500	15,616
News America Inc.	6.150%	2/15/41	33,265	39,703
Telefonica Emisiones SAU	3.992%	2/16/16	34,790	35,029
Time Warner Cable Inc.	5.850%	5/1/17	34,980	41,165
Time Warner Cable Inc.	6.750%	6/15/39	29,985	37,008
Verizon Communications Inc.	4.350%	2/15/13	15,530	16,087
Verizon Communications Inc.	5.500%	4/1/17	25,000	29,422
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,756
Verizon Communications Inc.	5.850%	9/15/35	49,525	59,634
Verizon Communications Inc.	6.900%	4/15/38	9,710	12,863
Verizon Communications Inc.	4.750%	11/1/41	11,880	12,682

Verizon Global Funding Corp.	7.750%	12/1/30	56,410	79,426
Verizon Maryland Inc.	7.150%	5/1/23	10,000	10,579
Vodafone Group plc	5.000%	12/16/13	10,000	10,730
Vodafone Group plc	5.375%	1/30/15	40,000	44,859
Vodafone Group plc	2.875%	3/16/16	33,000	35,005

Consumer Cyclical (1.5%)
5 American Honda Finance Corp.	4.625%	4/2/13	50,000	52,116
CVS Caremark Corp.	4.875%	9/15/14	25,200	27,720
CVS Caremark Corp.	5.750%	6/1/17	26,185	31,229
Daimler Finance North America LLC	6.500%	11/15/13	49,855	54,399
Daimler Finance North America LLC	8.500%	1/18/31	33,000	48,613
Home Depot Inc.	3.950%	9/15/20	16,000	17,706
Johnson Controls Inc.	7.125%	7/15/17	36,300	44,771
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,663
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	50,184
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	22,913
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	33,916
Staples Inc.	9.750%	1/15/14	25,220	28,782
Target Corp.	5.875%	7/15/16	20,000	23,809
Target Corp.	2.900%	1/15/22	27,000	27,275
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	25,459
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	24,881
Time Warner Inc.	4.875%	3/15/20	14,000	15,721
Toyota Motor Credit Corp.	2.800%	1/11/16	42,517	44,475
Viacom Inc.	6.125%	10/5/17	7,500	8,985
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	27,596
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	33,186
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	142,238
Walt Disney Co.	5.625%	9/15/16	30,000	35,801
Western Union Co.	5.930%	10/1/16	60,000	69,057

Consumer Noncyclical (2.8%)
Altria Group Inc.	4.125%	9/11/15	10,000	10,961
Altria Group Inc.	4.750%	5/5/21	18,300	20,094
Amgen Inc.	2.300%	6/15/16	25,340	25,973
Amgen Inc.	4.500%	3/15/20	6,625	7,191
Amgen Inc.	5.150%	11/15/41	36,000	37,614
Anheuser-Busch Cos. LLC	5.000%	3/1/19	15,000	17,070
Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	24,009
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,830	15,295
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	36,000	40,913
5 Aristotle Holding Inc.	2.650%	2/15/17	43,711	44,111
AstraZeneca plc	6.450%	9/15/37	23,385	31,610
Baxter International Inc.	5.900%	9/1/16	12,498	15,026
5 Cargill Inc.	6.000%	11/27/17	25,000	29,594
5 Cargill Inc.	4.307%	5/14/21	60,532	65,374
5 Cargill Inc.	6.875%	5/1/28	19,355	25,921
5 Cargill Inc.	6.125%	4/19/34	28,980	34,520
Coca-Cola Co.	5.350%	11/15/17	85,000	102,629
Coca-Cola Co.	3.300%	9/1/21	10,075	10,743
Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,194
Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,320
Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	45,208
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	19,186
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	19,406
Diageo Capital plc	5.200%	1/30/13	16,190	16,881

Express Scripts Inc.	6.250%	6/15/14	14,670	16,152
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	52,262
Hershey Co.	4.850%	8/15/15	9,620	10,864
Johnson & Johnson	2.150%	5/15/16	41,000	42,893
Johnson & Johnson	5.150%	7/15/18	14,800	18,023
Kellogg Co.	4.000%	12/15/20	57,000	61,410
Kimberly-Clark Corp.	4.875%	8/15/15	30,000	33,579
Kraft Foods Inc.	5.375%	2/10/20	24,000	27,957
McKesson Corp.	3.250%	3/1/16	6,650	7,069
Medtronic Inc.	4.750%	9/15/15	20,000	22,578
Merck & Co. Inc.	6.550%	9/15/37	10,000	14,131
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,836
PepsiCo Inc.	3.100%	1/15/15	38,800	41,353
PepsiCo Inc.	4.000%	3/5/42	51,391	51,231
Pfizer Inc.	5.350%	3/15/15	33,000	37,514
Philip Morris International Inc.	4.500%	3/26/20	8,250	9,312
Philip Morris International Inc.	4.125%	5/17/21	43,025	47,616
2 Procter & Gamble - Esop	9.360%	1/1/21	46,135	61,942
5 Roche Holdings Inc.	6.000%	3/1/19	14,250	17,573
5 SABMiller Holdings Inc.	2.450%	1/15/17	11,400	11,657
5 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,323
5 SABMiller plc	6.500%	7/1/16	50,000	58,139
Sanofi	4.000%	3/29/21	44,090	49,081
St. Jude Medical Inc.	2.500%	1/15/16	24,840	25,738
5 Tesco plc	5.500%	11/15/17	50,000	58,195
Thermo Fisher Scientific Inc.	3.250%	11/20/14	9,385	9,961
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	11,071
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	12,244
Unilever Capital Corp.	4.250%	2/10/21	95,235	108,984
Wyeth	5.950%	4/1/37	25,000	32,612
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	39,235

Energy (0.7%)
Apache Finance Canada Corp.	7.750%	12/15/29	19,910	28,850
BP Capital Markets plc	3.125%	10/1/15	16,000	17,120
BP Capital Markets plc	3.200%	3/11/16	33,000	35,242
BP Capital Markets plc	4.750%	3/10/19	27,215	30,980
BP Capital Markets plc	4.500%	10/1/20	16,000	18,020
ConocoPhillips	5.200%	5/15/18	80,000	95,707
EOG Resources Inc.	5.625%	6/1/19	16,100	19,258
5 Motiva Enterprises LLC	5.750%	1/15/20	5,065	5,964
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	43,592
Shell International Finance BV	3.250%	9/22/15	44,000	47,682
Shell International Finance BV	4.375%	3/25/20	38,000	44,435
Suncor Energy Inc.	5.950%	12/1/34	20,700	24,281

Other Industrial (0.1%)
5 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	43,865	45,703
5 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,216

Technology (0.8%)
Cisco Systems Inc.	4.450%	1/15/20	40,000	46,273
Dell Inc.	5.875%	6/15/19	34,840	41,291
Google Inc.	2.125%	5/19/16	27,365	28,627
Hewlett-Packard Co.	2.650%	6/1/16	17,000	17,480
Hewlett-Packard Co.	5.500%	3/1/18	29,135	33,684
Hewlett-Packard Co.	3.750%	12/1/20	82,000	84,083

Hewlett-Packard Co.	4.300%	6/1/21	26,000	27,312
International Business Machines Corp.	2.000%	1/5/16	40,400	41,897
International Business Machines Corp.	1.950%	7/22/16	23,211	23,959
International Business Machines Corp.	1.250%	2/6/17	10,075	10,045
International Business Machines Corp.	8.375%	11/1/19	25,000	35,950
International Business Machines Corp.	5.875%	11/29/32	25,000	31,798
Intuit Inc.	5.400%	3/15/12	19,610	19,636
Microsoft Corp.	4.000%	2/8/21	16,000	18,335
Oracle Corp.	6.125%	7/8/39	18,000	23,806

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,555
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	29,246	32,390
5 ERAC USA Finance LLC	2.250%	1/10/14	5,890	5,937
5 ERAC USA Finance LLC	5.900%	11/15/15	19,500	21,847
5 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,755
5 ERAC USA Finance LLC	7.000%	10/15/37	26,175	30,955
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	29,421	33,894
Ryder System Inc.	2.500%	3/1/17	7,640	7,675
Southwest Airlines Co.	5.750%	12/15/16	32,500	35,912
2 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	22,862	24,800
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	19,953	22,697
United Parcel Service Inc.	4.875%	11/15/40	14,815	17,402
				5,706,592
Utilities (2.7%)
Electric (2.2%)
Alabama Power Co.	5.550%	2/1/17	17,650	20,833
Alabama Power Co.	5.700%	2/15/33	15,000	18,369
Ameren Illinois Co.	6.125%	12/15/28	54,000	58,015
Carolina Power & Light Co.	6.300%	4/1/38	14,705	19,936
Commonwealth Edison Co.	5.950%	8/15/16	23,120	27,404
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	16,238
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	24,549
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	29,868
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	14,737
Dominion Resources Inc.	5.200%	8/15/19	19,250	22,503
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	10,630
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	21,354
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	55,133
5 EDP Finance BV	5.375%	11/2/12	17,255	17,201
5 Enel Finance International NV	6.800%	9/15/37	38,515	37,604
Florida Power & Light Co.	5.650%	2/1/35	50,000	62,362
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,441
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,300
Florida Power & Light Co.	5.950%	2/1/38	39,215	51,535
Florida Power Corp.	6.350%	9/15/37	8,000	10,659
Florida Power Corp.	6.400%	6/15/38	27,055	36,992
Georgia Power Co.	5.400%	6/1/18	38,660	45,557
Georgia Power Co.	4.300%	3/15/42	23,145	23,133
MidAmerican Energy Holdings Co.	6.125%	4/1/36	25,000	30,966
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	26,358

National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	70,917
Northern States Power Co.	6.250%	6/1/36	50,000	67,423
NSTAR	4.500%	11/15/19	3,535	3,902
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,585
PacifiCorp	5.900%	8/15/34	12,500	15,626
PacifiCorp	6.250%	10/15/37	36,635	48,539
Peco Energy Co.	5.350%	3/1/18	20,545	24,307
Potomac Electric Power Co.	6.500%	11/15/37	25,000	33,729
PPL Energy Supply LLC	6.200%	5/15/16	13,573	15,455
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	30,193
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,611
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,448
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	42,965
Southern California Edison Co.	6.000%	1/15/34	7,695	9,907
Southern California Edison Co.	5.550%	1/15/37	50,475	62,610
Southern California Edison Co.	5.950%	2/1/38	40,000	52,411
Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	22,486
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	22,017
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	54,531

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	25,815	30,247
British Transco Finance Inc.	6.625%	6/1/18	50,000	59,080
5 DCP Midstream LLC	6.450%	11/3/36	30,325	33,778
KeySpan Corp.	4.650%	4/1/13	9,000	9,283
National Grid plc	6.300%	8/1/16	30,000	34,996
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	51,102
Wisconsin Gas LLC	6.600%	9/15/13	13,100	14,094

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	37,590	43,185
				1,580,104
Total Corporate Bonds (Cost $12,070,256)				13,382,463
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
5 Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	45,160
5 Austria Government International Bond	2.000%	11/15/12	19,825	19,997
5 CDP Financial Inc.	4.400%	11/25/19	40,000	43,286
5 EDF SA	4.600%	1/27/20	50,000	52,947
International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	48,897
Japan Finance Organization for Municipalities	4.625%	4/21/15	7,800	8,661
KFW	7.000%	3/1/13	10,000	10,581
Oesterreichische Kontrollbank AG	4.500%	3/9/15	10,500	11,401
Province of Ontario	4.500%	2/3/15	35,000	38,537
Province of Ontario	4.000%	10/7/19	56,415	63,137
Province of Ontario	4.400%	4/14/20	50,000	57,404
Quebec	5.125%	11/14/16	50,000	58,671
5 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	16,071
Republic of South Africa	6.500%	6/2/14	21,900	24,090
Statoil ASA	2.900%	10/15/14	9,885	10,445
Total Sovereign Bonds (Cost $455,899)				509,285
Taxable Municipal Bonds (1.8%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	10,665	13,245

	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	53,313
	Board of Trustees of The Leland Stanford
	Junior University	6.875%	2/1/24	34,745	46,765
	Board of Trustees of The Leland Stanford
	Junior University	7.650%	6/15/26	29,000	42,098
	California GO	5.700%	11/1/21	16,840	18,773
	California GO	7.550%	4/1/39	13,375	17,628
	California GO	7.300%	10/1/39	4,280	5,498
	California GO	7.600%	11/1/40	23,935	31,783
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	8,545	10,525
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	21,280	23,697
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	8,970	11,235
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	39,586
	Illinois GO	5.100%	6/1/33	3,145	3,022
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	34,278
7	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	50,000	53,745
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	13,645	16,424
	Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	65,844
	Louisville & Jefferson County KY Metropolitan
	Sewer District Revenue	6.250%	5/15/43	19,000	24,622
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	21,685	27,581
	Massachusetts Development Finance Agency
	Revenue (Harvard University)	6.300%	10/1/37	50,675	57,722
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	27,998
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	51,291
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,606
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	15,950	21,082
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	15,619
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,235	6,422
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	61,100	77,447
[2,5] Ohana Military Communities LLC		5.558%	10/1/36	9,600	9,239
[2,5] Ohana Military Communities LLC		5.780%	10/1/36	16,360	17,523
	Oregon Department Transportation Highway
	Usertax Revenue	5.834%	11/15/34	25,930	32,135
	Oregon GO	5.902%	8/1/38	19,510	22,677
7	Oregon School Boards Association GO	5.528%	6/30/28	50,000	55,689
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	12,735	15,180
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	10,455	12,980
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	11,890	15,384
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	11,700	16,109

University of California Regents Medical
Center Revenue	6.548%	5/15/48	14,820	18,935
University of California Regents Medical
Center Revenue	6.583%	5/15/49	23,785	29,860
University of California Revenue	5.770%	5/15/43	24,325	28,832
Total Taxable Municipal Bonds (Cost $890,669)				1,077,392
Temporary Cash Investments (1.9%)
Repurchase Agreements (1.3%)
Bank of America Securities, LLC
(Dated 2/29/12, Repurchase Value
$156,501,000, collateralized by Federal
Home Loan Mortgage Corp. 2.480%-
4.000%, 3/1/42, Federal National Mortgage
Assn. 4.000%-6.000%, 12/1/24-11/1/38)	0.170%	3/1/12	156,500	156,500
Barclays Capital Inc.
(Dated 2/29/12, Repurchase Value
$111,701,000, collateralized by Federal
National Mortgage Assn. 5.500%, 8/1/37)	0.200%	3/1/12	111,700	111,700
HSBC Bank USA
(Dated 2/29/12, Repurchase Value
$286,402,000, collateralized by Federal
National Mortgage Assn. 3.000%-7.000%,
12/1/17-10/1/47)	0.190%	3/1/12	286,400	286,400
RBC Capital Markets LLC
(Dated 2/29/12, Repurchase Value
$48,300,000, collateralized by Government
National Mortgage Assn. 6.000%, 3/15/39)	0.180%	3/1/12	48,300	48,300
RBS Securities, Inc.
(Dated 2/29/12, Repurchase Value
$65,500,000, collateralized by Federal
Home Loan Bank 4.500%, 11/15/12,
Federal Home Loan Mortgage Corp.
5.000%, 4/18/17)	0.150%	3/1/12	65,500	65,500
TD Bank Group
(Dated 2/29/12, Repurchase Value
$85,000,000, collateralized by Federal
Home Loan Bank 0.190%-0.300%, 11/7/12-
5/7/13)	0.160%	3/1/12	85,000	85,000
				753,400
U.S. Government and Agency Obligations (0.6%)
United States Treasury Bill	0.100%–0.101%	8/9/12	385,000	384,804
Total Temporary Cash Investments (Cost $1,138,226)				1,138,204
Total Investments (98.6%) (Cost $48,535,821)				59,039,362
Other Assets and Liabilities-Net (1.4%)				833,351
Net Assets (100%)				59,872,713

* Non-income-producing security.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2012.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $2,283,291,000, representing 3.8% of net assets.
6 Adjustable-rate security.
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Wellington Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	36,194,696	2,640,800	—
U.S. Government and Agency Obligations	—	3,543,442	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	553,080	—
Corporate Bonds	—	13,382,463	—
Sovereign Bonds	—	509,285	—
Taxable Municipal Bonds	—	1,077,392	—
Temporary Cash Investments	—	1,138,204	—
Swap Contracts—Assets	—	917	—
Total	36,194,696	22,845,583	—

F. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps

The following table summarizes the market value of the fund's investments as of February 29, 2012, based on the inputs used to value them:

Wellington Fund

only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At February 29, 2012, the fund had the following open swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Caterpillar Fin Services Corp./A2	3/20/17	GSI	5,295	223	1.000	235
Caterpillar Fin Services Corp./A2	3/20/17	GSI	5,670	208	1.000	222
Caterpillar Fin Services Corp./A2	3/20/17	BOANA	4,650	178	1.000	190
Caterpillar Fin Services Corp./A2	3/20/17	BOANA	6,615	253	1.000	270
						917

1 BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

G. At February 29, 2012, the cost of investment securities for tax purposes was $48,577,128,000. Net unrealized appreciation of investment securities for tax purposes was $10,462,234,000, consisting of unrealized gains of $11,151,872,000 on securities that had risen in value since their purchase and $689,638,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27,2012 see file Number 2-11444, Incorporated by Reference.